Restructuring and Other Costs, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 27, 2013
Restructuring And Other Costs, Net Disclosure
Identified Future Restructuring Costs												$ 80.0
Restructuring Reserve [Line Items]
Cost of Revenues									55.6	72.6	13.2
Selling, General and Administrative Expenses									12.5	61.5	3.0
Restructuring and Other Costs, Net									82.1	96.5	60.2
Total Restructuring and Other Costs, Net	42.9	37.3	38.9	31.1	59.7	56.5	93.2	21.2	150.2	230.6	76.4
Restructuring and Related Costs, Non-Cash Costs (Income), Net									15.0	15.0	27.0
Analytical Technologies [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									1.4	30.5	7.9
Selling, General and Administrative Expenses									(0.1)	34.5	14.9
Restructuring and Other Costs, Net									42.3	54.3	28.9
Total Restructuring and Other Costs, Net									43.6	119.3	51.7
Restructuring and Related Costs, Cash Costs									33.8	48.9	12.6
Asset Writedowns									8.5
Impairment of Acquisition-related Intangible Assets										5.4	16.3
Analytical Technologies [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									21.7	19.3	8.4
Restructuring Severance, Number of Positions Eliminated (employees)									590	460	125
Analytical Technologies [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									9.5	7.0	2.3
Analytical Technologies [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									2.6	1.4	1.9
Analytical Technologies [Member] | Dionex Monetized Equity Awards [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs										21.2
Specialty Diagnostics [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									52.8	39.0	3.3
Selling, General and Administrative Expenses									13.7	24.0	(0.8)
Restructuring and Other Costs, Net									15.0	8.4	8.2
Total Restructuring and Other Costs, Net									81.5	71.4	10.7
Restructuring and Related Costs, Cash Costs									14.3	8.0	6.8
Restructuring and Related Costs, Non-Cash Costs (Income), Net										0.4	1.4
Asset Writedowns									0.7	1.2
Loss (Gain) due to Pension Plan Settlements and Curtailments										(0.8)
Specialty Diagnostics [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									11.3	6.7	4.9
Restructuring Severance, Number of Positions Eliminated (employees)									240	80	45
Specialty Diagnostics [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									0.6	0.7	0.9
Specialty Diagnostics [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									2.4	0.6	1.0
Laboratory Products and Services [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									1.4	3.1	2.0
Selling, General and Administrative Expenses									(0.9)	0	(0.2)
Restructuring and Other Costs, Net									23.8	31.7	22.7
Total Restructuring and Other Costs, Net									24.3	34.8	24.5
Restructuring and Related Costs, Cash Costs									17.5	22.0	13.6
Restructuring and Related Costs, Non-Cash Costs (Income), Net									6.3	9.7	9.1
Gain Related To Pre-acquisition Litigation-related Matter									5.9
Laboratory Products and Services [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									10.9	15.6	4.7
Restructuring Severance, Number of Positions Eliminated (employees)									290	750	75
Laboratory Products and Services [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									3.2	4.2	3.8
Laboratory Products and Services [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									3.4	2.2	5.1
Corporate [Member]
Restructuring Reserve [Line Items]
Selling, General and Administrative Expenses									(0.2)	3.0	(10.9)
Restructuring and Other Costs, Net									1.0	2.1	0.4
Total Restructuring and Other Costs, Net									0.8	5.1	(10.5)
Corporate [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									$ 1.0	$ 2.1